JPMORGAN TRUST I

JPMorgan U.S. Equity Funds
JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
JPMorgan Value Discovery Fund
Statement of Additional Information,
dated November 1, 2008

JPMorgan Income Funds
JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Strategic Income Fund
Statement of Additional Information,
dated July 1, 2008

JPMorgan Income Funds
JPMorgan Total Return Fund
Statement of Additional Information,
dated June 5, 2008

JPMorgan Income Funds
JPMorgan Strategic Income Opportunities Fund
Statement of Additional Information,
dated August 11, 2008

JPMorgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Statement of Additional Information,
dated July 1, 2008

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Disciplined Equity Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware Short-Intermediate
Income Fund
JPMorgan Tax Aware U.S. Equity Fund
JPMorgan Tax Aware Real Return SMA Fund
Statement of Additional Information,
dated February 29, 2008

JPMorgan Tax Aware Funds
Tax Aware High Income Fund
Statement of Additional Information,
dated July 1, 2008

JPMorgan International Equity Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
JPMorgan International Value SMA Fund
Statement of Additional Information,
dated February 29, 2008

JPMorgan International Equity Funds
JPMorgan Emerging Economies Fund
Statement of Additional Information,
dated February 11, 2008

JPMorgan Specialty Funds
Highbridge Statistical Market Neutral Fund
JPMorgan International Realty Fund
JPMorgan Market Neutral Fund
Statement of Additional Information,
dated February 29, 2008

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
Statement of Additional Information,
dated November 1, 2008

JPMorgan International Funds
JPMorgan Global Focus Fund
JPMorgan International Currency Income Fund
Statement of Additional Information,
dated February 29, 2008

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Statement of Additional Information,
dated February 29, 2008

JPMorgan Funds
JPMorgan International Markets Fund
Statement of Additional Information,
dated May 17, 2008

JPMorgan Money Market Funds
JPMorgan 100% U.S. Treasury Securities Money
Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
Statement of Additional Information,
dated July 1, 2008

JPMORGAN TRUST II

JPMorgan U.S. Equity Funds
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Statement of Additional Information,
dated November 1, 2008

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Ultra Short Duration Bond Fund
Statement of Additional Information,
dated July 1, 2008

JPMorgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short Term Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund
Statement of Additional Information,
dated July 1, 2008

JPMorgan International Equity Funds
JPMorgan International Equity Index Fund
Statement of Additional Information,
dated February 29, 2008

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Statement of Additional Information,
dated May 1, 2008

JPMorgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Statement of Additional Information,
 dated November 1, 2008

JPMorgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money
Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
Statement of Additional Information,
dated July 1, 2008

J.P. MORGAN MUTUAL FUND
INVESTMENT TRUST

JPMorgan U.S. Equity Funds
JPMorgan Growth Advantage Fund
Statement of Additional Information,
dated November 1, 2008

J.P. MORGAN FLEMING MUTUAL FUND
GROUP, INC.

JPMorgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Statement of Additional Information,
dated November 1, 2008

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Income Funds
JPMorgan Short Term Bond Fund II
Statement of Additional Information,
dated July 1, 2008

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Undiscovered Managers Small Cap Growth Fund
Statement of Additional Information,
dated December 31, 2007

(collectively, “JPMorgan Funds”)
(All Share Classes)

Supplement dated December 23, 2008
to the Statements of Additional Information, as dated above, and as supplemented

Frankie D. Hughes has been added as a Trustee of the Trust. As a result, the following information is hereby added under “TRUSTEES”:

Name (Year of Birth); Positions With The Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds In Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Interested Trustee
Frankie D. Hughes**(1952); Trustee of Trust since 2008.	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	145	None.

**	Ms. Hughes may be deemed to be an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

Ms. Hughes has become a member of the Board of Trustees’ Compliance Committee.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-TRUSTEE-1208